Investments In And Loan Receivables From Affiliated Companies (Schedule Of Revenues And Net Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Current assets	¥ 866,012	¥ 777,204
Total assets	1,487,669	1,356,852	1,409,033
Current liabilities	535,983	435,128
Long-term liabilitie	244,472	240,363
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Current assets	60,059	54,358
Noncurrent assets	56,293	59,853
Total assets	116,352	114,211
Current liabilities	60,623	59,068
Long-term liabilitie	15,143	16,083
Net assets	¥ 40,586	¥ 39,060